T. ROWE PRICE Mid-Cap Growth Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.6%
COMMUNICATION SERVICES  5.9%
Entertainment  2.0%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,980,600 308,218
Roku (1) 1,000,000 74,660
Spotify Technology (1) 625,000 230,331
613,209
Interactive Media & Services  0.9%
Match Group (1) 4,970,200 188,072
Reddit, Class A (1) 1,496,200 98,630
286,702
Media  3.0%
New York Times, Class A  3,335,200 185,670
Trade Desk, Class A (1) 6,980,700 765,434
951,104
Total Communication Services 1,851,015
CONSUMER DISCRETIONARY  12.0%
Diversified Consumer Services  0.5%
Bright Horizons Family Solutions (1) 1,145,400 160,505
160,505
Hotels, Restaurants & Leisure  6.4%
Domino's Pizza  1,231,600 529,760
DraftKings, Class A (1) 8,731,500 342,275
Hilton Worldwide Holdings  1,844,900 425,249
Planet Fitness, Class A (1) 1,975,000 160,410
Viking Holdings (1) 4,000,000 139,560
Yum! Brands  2,931,800 409,602
2,006,856
Specialty Retail  4.3%
Bath & Body Works  4,735,500 151,157
Burlington Stores (1) 1,120,300 295,177
Five Below (1) 1,746,300 154,286
Ross Stores  2,788,500 419,697
Tractor Supply  274,200 79,773
Ulta Beauty (1) 635,000 247,091
1,347,181
Textiles, Apparel & Luxury Goods  0.8%
Birkenstock Holding (1) 1,900,000 93,651
Lululemon Athletica (1) 299,300 81,215

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
On Holding, Class A (1) 1,650,000 82,747
257,613
Total Consumer Discretionary 3,772,155
CONSUMER STAPLES  4.1%
Beverages  0.6%
Boston Beer, Class A (1) 199,500 57,683
Constellation Brands, Class A  548,600 141,369
199,052
Consumer Staples Distribution & Retail  2.4%
Casey's General Stores  785,000 294,932
Dollar General  673,300 56,941
Dollar Tree (1) 4,500,000 316,440
Maplebear (1) 2,000,000 81,480
749,793
Food Products  0.7%
McCormick  1,445,500 118,964
TreeHouse Foods (1) 2,320,100 97,398
216,362
Household Products  0.4%
Reynolds Consumer Products  3,905,600 121,464
121,464
Total Consumer Staples 1,286,671
ENERGY  4.4%
Energy Equipment & Services  1.4%
TechnipFMC  12,300,000 322,629
Weatherford International  1,400,000 118,888
441,517
Oil, Gas & Consumable Fuels  3.0%
Cheniere Energy  2,328,700 418,793
Chesapeake Energy  1,688,700 138,896
EQT  7,381,300 270,451
Range Resources  3,471,600 106,786
934,926
Total Energy 1,376,443
FINANCIALS  7.7%
Capital Markets  4.2%
Cboe Global Markets  1,271,800 260,554
Intercontinental Exchange  1,796,200 288,541
KKR  500,000 65,290

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
MarketAxess Holdings  996,000 255,175
Raymond James Financial  1,994,600 244,259
TPG  748,100 43,061
Tradeweb Markets, Class A  1,275,000 157,679
1,314,559
Financial Services  1.5%
Corpay (1) 897,500 280,702
Toast, Class A (1) 6,236,800 176,564
457,266
Insurance  2.0%
Assurant  1,982,500 394,240
Axis Capital Holdings  1,486,800 118,364
Markel Group (1) 74,600 117,016
629,620
Total Financials 2,401,445
HEALTH CARE  22.8%
Biotechnology  5.3%
Alnylam Pharmaceuticals (1) 1,520,400 418,156
Apellis Pharmaceuticals (1) 1,196,243 34,500
Argenx, ADR (1) 250,000 135,520
Ascendis Pharma, ADR (1) 735,300 109,788
Biogen (1) 1,296,400 251,294
CRISPR Therapeutics (1) 993,900 46,693
Cytokinetics (1) 1,994,600 105,315
Exact Sciences (1) 1,650,000 112,398
Insmed (1) 254,845 18,604
Ionis Pharmaceuticals (1) 5,300,000 212,318
Sarepta Therapeutics (1) 891,900 111,389
Vaxcyte (1) 796,100 90,970
1,646,945
Health Care Equipment & Supplies  8.9%
Alcon  3,092,400 309,456
Align Technology (1) 957,600 243,537
Cooper (1) 3,369,600 371,802
Enovis (1) 3,204,100 137,937
Hologic (1) 10,500,000 855,330
QuidelOrtho (1) 3,279,500 149,545
Teleflex (2) 2,867,100 709,091
2,776,698
Health Care Providers & Services  1.5%
Acadia Healthcare (1) 2,993,500 189,818

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Molina Healthcare (1) 772,600 266,207
456,025
Health Care Technology  1.6%
Veeva Systems, Class A (1) 2,418,400 507,550
507,550
Life Sciences Tools & Services  5.5%
Agilent Technologies  3,989,900 592,420
Avantor (1) 19,830,100 513,005
Bruker  4,488,600 309,983
Mettler-Toledo International (1) 129,300 193,911
West Pharmaceutical Services  349,200 104,816
1,714,135
Total Health Care 7,101,353
INDUSTRIALS & BUSINESS SERVICES  15.7%
Aerospace & Defense  2.5%
BWX Technologies  1,722,400 187,225
Howmet Aerospace  594,700 59,619
Textron  6,232,800 552,101
798,945
Commercial Services & Supplies  1.0%
Veralto  1,600,000 178,976
Waste Connections  690,300 123,439
302,415
Construction & Engineering  0.4%
Quanta Services  396,600 118,246
118,246
Ground Transportation  1.4%
JB Hunt Transport Services  2,564,800 441,992
441,992
Industrial Conglomerates  0.3%
Roper Technologies  174,500 97,099
97,099
Machinery  4.5%
Esab  3,084,182 327,880
Fortive  4,650,000 367,025
IDEX  817,600 175,375
Ingersoll Rand  4,979,200 488,758
ITT  299,400 44,763
1,403,801

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Passenger Airlines  0.0%
Southwest Airlines  500,000 14,815
14,815
Professional Services  4.4%
Broadridge Financial Solutions  1,288,400 277,045
Equifax  1,375,000 404,057
Paylocity Holding (1) 1,777,946 293,308
TransUnion  1,791,200 187,539
UL Solutions, Class A  861,516 42,473
Verisk Analytics  695,300 186,312
1,390,734
Trading Companies & Distributors  1.2%
Ferguson Enterprises  797,800 158,419
United Rentals  284,200 230,125
388,544
Total Industrials & Business Services 4,956,591
INFORMATION TECHNOLOGY  16.8%
Electronic Equipment, Instruments & Components  2.1%
Amphenol, Class A  2,742,400 178,695
Cognex  2,614,200 105,875
Keysight Technologies (1) 1,991,200 316,461
Littelfuse  205,872 54,608
655,639
IT Services  0.2%
MongoDB (1) 245,800 66,452
66,452
Semiconductors & Semiconductor Equipment  6.9%
Lattice Semiconductor (1)(2) 7,683,700 407,774
Marvell Technology  12,268,800 884,826
Microchip Technology  8,963,100 719,647
NXP Semiconductors  669,100 160,591
2,172,838
Software  7.1%
Atlassian, Class A (1) 897,200 142,484
CCC Intelligent Solutions Holdings (1) 24,936,600 275,550
Crowdstrike Holdings, Class A (1) 200,000 56,094
Fair Isaac (1) 175,000 340,116
Fortinet (1) 3,286,400 254,860
Onestream (1) 1,102,703 37,382
PTC (1) 2,792,900 504,565

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Tyler Technologies (1) 736,300 429,793
Zoom Video Communications, Class A (1) 2,489,700 173,632
2,214,476
Technology Hardware, Storage & Peripherals  0.5%
Pure Storage, Class A (1) 3,243,100 162,933
162,933
Total Information Technology 5,272,338
MATERIALS  5.6%
Chemicals  0.5%
RPM International  1,192,700 144,317
144,317
Construction Materials  1.4%
Martin Marietta Materials  792,700 426,671
426,671
Containers & Packaging  3.7%
Avery Dennison  1,973,800 435,736
Ball  8,300,000 563,653
Sealed Air  4,830,100 175,333
1,174,722
Total Materials 1,745,710
REAL ESTATE  0.6%
Real Estate Management & Development  0.6%
CoStar Group (1) 2,500,000 188,600
Total Real Estate 188,600
Total Miscellaneous Common Stocks  0.0%  (3) 6,306
Total Common Stocks (Cost $18,903,336) 29,958,627
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $26,556 (1)(4)(5) 3,278,524 11,934
Total Health Care 11,934
INFORMATION TECHNOLOGY  0.1%
Software  0.1%
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $18,583 (1)(4)(5) 252,883 22,094

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7,089 (1)
(4)(5) 96,442 8,426
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)
(4)(5) 839,788 3,435
Total Information Technology 33,955
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(4)(5) 408,411 21,041
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)
(4)(5) 921,478 18,019
Total Materials 39,060
Total Convertible Preferred Stocks (Cost $127,126) 84,949
SHORT-TERM INVESTMENTS  4.2%
Money Market Funds  4.2%
T. Rowe Price Treasury Reserve Fund, 4.94% (2)(6) 1,318,009,074 1,318,009
Total Short-Term Investments (Cost $1,318,009) 1,318,009
Total Investments in Securities  100.1%
(Cost $20,348,471) $ 31,361,585
Other Assets Less Liabilities (0.1)% (30,608)
Net Assets 100.0% $ 31,330,977
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $84,949 and represents 0.3% of net assets.
(6) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Lattice Semiconductor  $ 587 $ (68,749) $ —
Teleflex  2,617 2,761 2,725
T. Rowe Price Treasury Reserve Fund, 4.94% — — 44,952
Totals $ 3,204# $ (65,988) $ 47,677+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
Lattice Semiconductor  $ * $ 168,304 $ 1,643 $ 407,774
Teleflex  641,926 65,929 1,525 709,091
T. Rowe Price Treasury
Reserve Fund, 4.94% 863,799  ¤  ¤ 1,318,009
Total $ 2,434,874^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $47,677 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,121,658.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 29,958,627 $ — $ — $ 29,958,627
Convertible Preferred Stocks — — 84,949 84,949
Short-Term Investments 1,318,009 — — 1,318,009
Total $ 31,276,636 $ — $ 84,949 $ 31,361,585

T. ROWE PRICE Mid-Cap Growth Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F64-054Q3 09/24